CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Total	Ordinary shares	Reserves	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Total Stockholders' Equity (Virax)	Non Controlling Interest
Number of shares, beginning balance at Mar. 31, 2023		62,189
Equity, beginning balance at Mar. 31, 2023	$ 8,904,013	$ 1,555	$ 20,921,005	$ (11,794,460)	$ (1,688)	$ 9,126,412	$ (222,399)
Pre-funded warrant exercise, shares		9,374
Pre-funded warrant exercise	234	$ 234				234
Warrant exercise, shares		29,363
Warrant exercise	1,872,506	$ 734	1,871,772			1,872,506
Shares issued for settlement of debt, shares		900
Shares issued for settlement of debt	85,502	$ 23	85,479			85,502
Shares issued for rounding on Share Consolidation, shares		1,131
Shares issued for rounding on Share Consolidation	28	$ 28				28
Stock-based compensation	1,011,973		1,011,973			1,011,973
Foreign currency adjustment	3,639				3,639	3,639
Net Loss	(6,739,120)			(6,733,537)		(6,733,537)	(5,583)
Number of shares, ending balance at Mar. 31, 2024		102,957
Equity, ending balance at Mar. 31, 2024	5,138,775	$ 2,574	23,890,229	(18,527,997)	1,951	5,366,757	(227,982)
Shares issued for cash, shares		59,997
Shares issued for cash	5,128,186	$ 1,500	5,126,686			5,128,186
Warrant exercise, shares		10,725
Warrant exercise	786,736	$ 268	786,468			786,736
Stock-based compensation	365,309		365,309			365,309
Foreign currency adjustment	110,379				110,379	110,379
Net Loss	$ (6,067,232)			(6,061,247)		(6,061,247)	(5,985)
Number of shares, ending balance at Mar. 31, 2025	173,679	173,679
Equity, ending balance at Mar. 31, 2025	$ 5,462,153	$ 4,342	30,168,692	(24,589,244)	112,330	5,696,120	(233,967)
Shares issued for cash, shares		123,259
Shares issued for cash	2,782,707	$ 3,081	2,779,626			2,782,707
PIPE transaction	4,413,758		4,413,758			4,413,758
Pre-funded warrant exercise, shares		282,280
Pre-funded warrant exercise	705	$ 7,057	(6,352)			705
Stock-based compensation	130,409		130,409			130,409
Foreign currency adjustment	(422,608)				(422,608)	(422,608)
Net Loss	$ (5,032,184)			(5,023,750)		(5,023,750)	(8,434)
Number of shares, ending balance at Mar. 31, 2026	579,218	579,218
Equity, ending balance at Mar. 31, 2026	$ 7,334,940	$ 14,480	$ 37,486,133	$ (29,612,994)	$ (310,278)	$ 7,577,341	$ (242,401)